Summary of significant accounting policies (Details Narrative)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2025 SGD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 CNY (¥)
Product Information [Line Items]
Impairment of long-lived assets	$ 0	$ 0	$ 0
Cash FDIC insured amount				$ 100,000	$ 500,000	¥ 500,000
Time deposit	$ 12,000,000
Deposit liabilities, description	Berkat Mandiri Bersatu Cooperative for a term of three months from July 4, 2025 to October 3, 2025 with interest rate of 6% per annum, the time deposit was renewed for another three months at maturity
Percentage of interest-bearing domestic deposits to deposits, time deposits	6.00%			6.00%	6.00%	6.00%
Uncertain tax liability interest or penalties	$ 0	0	0
Impairment loss operating lease right-of-use assets	0	0	0
Dilutive securities	0	$ 0	$ 0
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer A [Member]
Product Information [Line Items]
Outstanding accounts receivable	$ 20,589
Concentration risk percentage	24.73%	27.73%	30.87%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Customer B [Member]
Product Information [Line Items]
Outstanding accounts receivable	$ 440,000
Concentration risk percentage	25.17%	20.13%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Supplier One [Member]
Product Information [Line Items]
Concentration risk percentage	33.99%
Supplier Concentration Risk [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Two [Member]
Product Information [Line Items]
Concentration risk percentage	16.52%